Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
MH Elite Fund of Funds
Account Value [Line Items]
Account Value	$ 22,158	$ 19,872	$ 18,546	$ 16,690	$ 16,207	$ 21,034	$ 19,983	$ 17,566	$ 14,511	$ 14,670	$ 13,586	$ 11,719	$ 12,996	$ 12,759	$ 11,579	$ 10,593	$ 9,853	$ 9,902	$ 10,227	$ 10,180	$ 10,000
MH Elite Income Fund of Funds
Account Value [Line Items]
Account Value	12,326	12,043	11,502	11,221	11,175	12,446	12,335	12,150	11,205	11,544	11,200	10,390	10,579	10,737	10,532	10,187	10,127	9,631	9,847	9,866	10,000
MH Elite Small Cap Fund of Funds
Account Value [Line Items]
Account Value	17,309	16,416	15,515	14,279	13,589	17,932	18,066	15,653	11,936	13,001	12,297	10,605	12,652	11,858	11,015	10,550	9,296	9,099	10,067	9,754	10,000
MH Elite Select Portfolio of Funds
Account Value [Line Items]
Account Value	12,541	12,075	11,577	10,731	10,666	14,540	14,621	13,626	11,011	11,336	10,628	9,432	10,818	11,167	10,223	9,176	9,005	8,923	9,650	9,393	10,000
Russell 1000
Account Value [Line Items]
Account Value	32,507	28,455	26,240	22,489	21,983	27,806	25,276	21,988	17,667	18,178	16,437	13,831	14,940	14,526	13,044	11,938	11,052	10,654	10,738	10,557	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value	11,430	11,512	11,137	10,909	11,243	12,541	12,533	12,737	12,575	11,848	11,564	10,898	10,720	10,897	10,763	10,524	10,797	10,252	10,186	10,196	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	19,676	19,342	17,879	16,541	15,919	20,790	21,281	18,106	13,134	15,093	14,067	12,025	14,549	13,514	12,375	11,787	9,932	9,716	10,648	10,165	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	$ 15,384	$ 14,565	$ 13,721	$ 12,533	$ 12,135	$ 14,948	$ 15,067	$ 13,715	$ 10,938	$ 12,290	$ 11,432	$ 10,054	$ 11,347	$ 11,740	$ 10,484	$ 9,144	$ 8,666	$ 8,717	$ 9,544	$ 9,099	$ 10,000